WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 45.0%
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 1.4%
AT&T Inc., Senior Notes	4.050%	12/15/23	$1,560,000	$1,618,777
AT&T Inc., Senior Notes	0.900%	3/25/24	1,650,000	1,622,577
NTT Finance Corp., Senior Notes	0.583%	3/1/24	1,560,000	1,516,099	(a)
Verizon Communications Inc., Senior Notes	0.750%	3/22/24	780,000	763,884
Verizon Communications Inc., Senior Notes	1.450%	3/20/26	1,510,000	1,459,361
Verizon Communications Inc., Senior Notes	1.680%	10/30/30	568,000	510,764
Verizon Communications Inc., Senior Notes (3 mo. USD LIBOR + 1.100%)	1.606%	5/15/25	3,290,000	3,350,481	(b)

Total Diversified Telecommunication Services				10,841,943

Media - 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	700,000	707,812	(a)
Charter Communications Operating LLC/ Charter Communications Operating Capital, Senior Secured Notes (3 mo. USD LIBOR + 1.650%)	1.967%	2/1/24	3,430,000	3,507,695	(b)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	3,170,000	3,362,139
Comcast Corp., Senior Notes	3.950%	10/15/25	1,520,000	1,604,213
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	130,000	127,684	(a)
Fox Corp., Senior Notes	4.030%	1/25/24	1,250,000	1,295,933
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	590,000	629,441

Total Media				11,234,917

Wireless Telecommunication Services - 0.5%
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	480,000	570,761
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	3,260,000	3,352,770

Total Wireless Telecommunication Services				3,923,531

TOTAL COMMUNICATION SERVICES				26,000,391

CONSUMER DISCRETIONARY - 3.0%
Automobiles - 1.7%
American Honda Finance Corp., Senior Notes	0.650%	9/8/23	1,640,000	1,615,765
American Honda Finance Corp., Senior Notes	2.400%	6/27/24	1,400,000	1,413,475
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	1,800,000	1,775,052
General Motors Financial Co. Inc., Senior Notes	3.550%	7/8/22	140,000	141,250

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2022 Quarterly Report	1

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Automobiles - (continued)
General Motors Financial Co. Inc., Senior Notes	2.750%	6/20/25	$910,000	$910,169
General Motors Financial Co. Inc., Senior Notes	1.500%	6/10/26	1,600,000	1,517,770
General Motors Financial Co. Inc., Senior Notes (3 mo. USD LIBOR + 1.310%)	1.528%	6/30/22	200,000	200,486	(b)
Hyundai Capital America, Senior Notes	1.250%	9/18/23	1,040,000	1,025,724	(a)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.000%	3/9/26	1,100,000	1,040,051	(a)
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	950,000	959,357	(a)
Toyota Motor Corp., Senior Notes	0.681%	3/25/24	1,480,000	1,444,002
Toyota Motor Credit Corp., Senior Notes	2.700%	1/11/23	660,000	668,295
Toyota Motor Credit Corp., Senior Notes	0.450%	1/11/24	200,000	195,368

Total Automobiles				12,906,764

Hotels, Restaurants & Leisure - 0.7%
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	2,880,000	2,773,753
McDonald’s Corp., Senior Notes	3.350%	4/1/23	1,290,000	1,315,686
McDonald’s Corp., Senior Notes	3.700%	1/30/26	910,000	958,711
Sands China Ltd., Senior Notes	2.300%	3/8/27	330,000	287,100	(a)
Sands China Ltd., Senior Notes	2.850%	3/8/29	220,000	185,328	(a)

Total Hotels, Restaurants & Leisure				5,520,578

Household Durables - 0.0%††
DR Horton Inc., Senior Notes	2.500%	10/15/24	130,000	130,606

Internet & Direct Marketing Retail - 0.5%
Amazon.com Inc., Senior Notes	0.450%	5/12/24	3,240,000	3,160,790
eBay Inc., Senior Notes	1.400%	5/10/26	790,000	756,557

Total Internet & Direct Marketing Retail				3,917,347

Multiline Retail - 0.0%††
Dollar General Corp., Senior Notes	3.250%	4/15/23	25,000	25,359
Target Corp., Senior Notes	2.250%	4/15/25	90,000	90,589

Total Multiline Retail				115,948

Specialty Retail - 0.1%
Home Depot Inc., Senior Notes	3.250%	3/1/22	500,000	500,000
Home Depot Inc., Senior Notes	2.700%	4/1/23	140,000	141,589

Total Specialty Retail				641,589

TOTAL CONSUMER DISCRETIONARY				23,232,832

See Notes to Schedule of Investments.

2	Western Asset Ultra-Short Income Fund 2022 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONSUMER STAPLES - 1.3%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide Inc., Senior Notes (3 mo. USD LIBOR + 0.740%)	0.978%	1/12/24	$1,655,000	$1,660,971	(b)

Food & Staples Retailing - 0.1%
Walmart Inc., Senior Notes	1.050%	9/17/26	770,000	739,451

Food Products - 0.1%
Mondelez International Inc., Senior Notes	0.625%	7/1/22	500,000	499,202
Nestle Holdings Inc., Senior Notes	3.350%	9/24/23	500,000	512,425	(a)

Total Food Products				1,011,627

Tobacco - 0.9%
Altria Group Inc., Senior Notes	2.350%	5/6/25	1,640,000	1,635,775
Altria Group Inc., Senior Notes	2.625%	9/16/26	1,730,000	1,730,468
BAT International Finance PLC, Senior Notes	1.668%	3/25/26	850,000	807,689
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	500,000	503,976
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	1,440,000	1,435,497
Philip Morris International Inc., Senior Notes	1.500%	5/1/25	200,000	195,306
Reynolds American Inc., Senior Notes	4.850%	9/15/23	660,000	687,672

Total Tobacco				6,996,383

TOTAL CONSUMER STAPLES				10,408,432

ENERGY - 6.5%
Oil, Gas & Consumable Fuels - 6.5%
BP Capital Markets America Inc., Senior Notes	3.194%	4/6/25	630,000	646,068
Chevron Corp., Senior Notes	1.141%	5/11/23	960,000	956,844
Chevron Corp., Senior Notes (3 mo. USD LIBOR + 0.530%)	0.705%	3/3/22	800,000	800,011	(b)
Chevron USA Inc., Senior Notes	0.687%	8/12/25	170,000	162,421
Continental Resources Inc., Senior Notes	4.500%	4/15/23	2,770,000	2,833,391
Continental Resources Inc., Senior Notes	2.268%	11/15/26	130,000	124,078	(a)
Coterra Energy Inc., Senior Notes	4.375%	6/1/24	610,000	633,022	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	3,260,000	3,638,028
Diamondback Energy Inc., Senior Notes	2.875%	12/1/24	400,000	405,076
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	3,330,000	3,403,341
Energy Transfer LP, Senior Notes	4.200%	9/15/23	800,000	823,060
Energy Transfer LP, Senior Notes	4.500%	4/15/24	1,190,000	1,238,007
Energy Transfer LP, Senior Notes	4.750%	1/15/26	1,340,000	1,423,843
Enterprise Products Operating LLC, Senior Notes	3.350%	3/15/23	1,190,000	1,205,378
Enterprise Products Operating LLC, Senior Notes	3.750%	2/15/25	650,000	676,225

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2022 Quarterly Report	3

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Enterprise Products Operating LLC, Senior Notes	3.700%	2/15/26	$3,110,000	$3,249,489
EOG Resources Inc., Senior Notes	2.625%	3/15/23	660,000	665,526
EOG Resources Inc., Senior Notes	4.150%	1/15/26	2,300,000	2,454,506
EQT Corp., Senior Notes	3.000%	10/1/22	750,000	756,769
EQT Corp., Senior Notes	3.125%	5/15/26	1,800,000	1,772,460	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	560,000	566,888
EQT Corp., Senior Notes	5.000%	1/15/29	40,000	42,266
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	1,440,000	1,443,447
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	190,000	195,173
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	1,690,000	1,771,587
Kinder Morgan Inc., Senior Notes (3 mo. USD LIBOR + 1.280%)	1.519%	1/15/23	1,365,000	1,373,186	(b)
Lukoil Capital DAC, Senior Notes	2.800%	4/26/27	1,720,000	782,600	(a)
MPLX LP, Senior Notes	3.375%	3/15/23	520,000	528,409
MPLX LP, Senior Notes	4.875%	6/1/25	50,000	53,265
MPLX LP, Senior Notes	1.750%	3/1/26	1,640,000	1,572,656
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	730,000	731,080
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	170,000	166,059
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	1,400,000	1,483,874
Pioneer Natural Resources Co., Senior Notes	0.550%	5/15/23	1,410,000	1,392,304
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	1,500,000	1,426,014
Qatar Energy, Senior Notes	1.375%	9/12/26	2,020,000	1,923,545	(a)
Shell International Finance BV, Senior Notes (3 mo. USD LIBOR + 0.400%)	0.795%	11/13/23	1,300,000	1,305,055	(b)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	2,020,000	2,382,136
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	190,000	192,606
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	1,800,000	1,867,248
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 1.850%)	1.844%	1/13/23	650,000	647,611	(b)
Williams Cos. Inc., Senior Notes	4.500%	11/15/23	960,000	995,957
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	280,000	293,381

TOTAL ENERGY				51,003,890

See Notes to Schedule of Investments.

4	Western Asset Ultra-Short Income Fund 2022 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FINANCIALS - 19.3%
Banks - 12.4%
Banco Santander SA, Senior Notes	3.125%	2/23/23	$400,000	$403,599
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	1.358%	4/12/23	400,000	402,879	(b)
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	5,270,000	5,038,088	(b)
Bank of America Corp., Senior Notes (1.486% to 5/19/23 then SOFR + 1.460%)	1.486%	5/19/24	4,050,000	4,026,326	(b)
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 0.790%)	0.970%	3/5/24	1,800,000	1,810,714	(b)
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 0.960%)	1.219%	7/23/24	1,000,000	1,008,466	(b)
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 1.000%)	1.259%	4/24/23	800,000	801,044	(b)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	1,820,000	1,836,894	(b)
Bank of America Corp., Subordinated Notes (3 mo. USD LIBOR + 0.760%)	0.963%	9/15/26	200,000	196,841	(b)
Bank of Montreal, Senior Notes	0.625%	7/9/24	2,280,000	2,201,287
Bank of Montreal, Senior Notes	1.850%	5/1/25	650,000	642,642
Bank of Nova Scotia, Senior Notes	1.350%	6/24/26	780,000	743,502
Banque Federative du Credit Mutuel SA, Senior Notes (3 mo. USD LIBOR + 0.960%)	1.214%	7/20/23	1,000,000	1,009,975	(b)(c)
Barclays PLC, Senior Notes (3 mo. USD LIBOR + 1.380%)	1.839%	5/16/24	1,400,000	1,416,555	(b)
BNP Paribas SA, Senior Notes	3.500%	3/1/23	450,000	457,336	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	3,000,000	2,940,595	(a)(b)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	400,000	415,834	(a)(b)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	400,000	415,500	(b)(d)
Citigroup Inc., Senior Notes (0.776% to 10/30/23 then SOFR + 0.686%)	0.776%	10/30/24	2,570,000	2,513,430	(b)
Citigroup Inc., Senior Notes (0.981% to 5/1/24 then SOFR + 0.669%)	0.981%	5/1/25	2,780,000	2,701,139	(b)
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	2,260,000	2,256,813	(b)
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 0.950%)	1.209%	7/24/23	2,970,000	2,979,943	(b)
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 1.430%)	1.953%	9/1/23	2,050,000	2,060,321	(b)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2022 Quarterly Report	5

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	$1,770,000	$1,794,070	(b)
Cooperatieve Rabobank UA, Senior Notes	2.625%	7/22/24	320,000	323,479	(a)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	900,000	876,235	(a)(b)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	500,000	489,643	(a)
Danske Bank A/S, Senior Notes (3 mo. USD LIBOR + 1.060%)	1.261%	9/12/23	1,170,000	1,174,516	(a)(b)
DNB Bank ASA, Senior Notes (1.535% to 5/25/26 then 1 year Treasury Constant Maturity Rate + 0.720%)	1.535%	5/25/27	1,230,000	1,175,096	(a)(b)
HSBC Holdings PLC, Senior Notes (0.976% to 5/24/24 then SOFR + 0.708%)	0.976%	5/24/25	490,000	473,762	(b)
HSBC Holdings PLC, Senior Notes (3 mo. USD LIBOR + 1.000%)	1.488%	5/18/24	1,750,000	1,763,588	(b)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	600,000	606,374	(a)
JPMorgan Chase & Co., Senior Notes (0.824% to 6/1/24 then SOFR + 0.540%)	0.824%	6/1/25	2,290,000	2,216,244	(b)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	3,320,000	3,272,132	(b)
JPMorgan Chase & Co., Senior Notes (3 mo. USD LIBOR + 0.850%)	1.081%	1/10/25	1,690,000	1,708,123	(b)
JPMorgan Chase & Co., Senior Notes (3 mo. USD LIBOR + 1.230%)	1.489%	10/24/23	4,260,000	4,286,257	(b)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	2,980,000	3,075,894	(b)
KeyBank NA, Senior Notes (0.423% to 1/3/23 then SOFR + 0.340%)	0.423%	1/3/24	1,720,000	1,702,828	(b)
Lloyds Banking Group PLC, Senior Notes	4.050%	8/16/23	1,560,000	1,607,988
Lloyds Banking Group PLC, Senior Notes (2.907% to 11/7/22 then 3 mo. USD LIBOR + 0.810%)	2.907%	11/7/23	400,000	402,954	(b)
Lloyds Banking Group PLC, Senior Notes (3.870% to 7/9/24 then 1 year Treasury Constant Maturity Rate + 3.500%)	3.870%	7/9/25	250,000	257,413	(b)
Mizuho Financial Group Inc., Senior Notes (0.849% to 9/8/23 then SOFR + 0.872%)	0.849%	9/8/24	400,000	392,049	(b)
Nordea Bank Abp, Senior Notes	0.625%	5/24/24	2,680,000	2,606,772	(a)
Royal Bank of Canada, Senior Notes	1.150%	7/14/26	3,040,000	2,879,919

See Notes to Schedule of Investments.

6	Western Asset Ultra-Short Income Fund 2022 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Santander UK Group Holdings PLC, Senior Notes (1.673% to 6/14/26 then SOFR + 0.989%)	1.673%	6/14/27	$800,000	$756,653	(b)
Sumitomo Mitsui Financial Group Inc., Senior Notes	0.508%	1/12/24	200,000	195,090
Sumitomo Mitsui Financial Group Inc., Senior Notes (3 mo. USD LIBOR + 0.800%)	1.041%	10/16/23	1,200,000	1,211,239	(b)
Toronto-Dominion Bank, Senior Notes	1.200%	6/3/26	3,510,000	3,347,552
Truist Bank, Senior Notes	1.250%	3/9/23	3,240,000	3,235,890
Wells Fargo & Co., Senior Notes (1.654% to 6/2/23 then SOFR + 1.600%)	1.654%	6/2/24	5,860,000	5,841,875	(b)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	4,850,000	4,788,316	(b)
Wells Fargo & Co., Senior Notes (3 mo. USD LIBOR + 1.230%)	1.529%	10/31/23	4,110,000	4,138,915	(b)
Westpac Banking Corp., Senior Notes	1.150%	6/3/26	2,640,000	2,527,848

Total Banks				97,408,437

Capital Markets - 5.0%
Bank of New York Mellon Corp., Senior Notes	2.100%	10/24/24	3,140,000	3,152,514
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	450,000	443,361
Charles Schwab Corp., Senior Notes	0.750%	3/18/24	1,880,000	1,841,674
Charles Schwab Corp., Senior Notes	1.150%	5/13/26	1,650,000	1,584,853
Credit Suisse AG, Senior Notes	0.495%	2/2/24	1,090,000	1,055,944
Credit Suisse Group AG, Senior Notes (2.193%to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	2,390,000	2,322,335	(a)(b)
Credit Suisse Group AG, Senior Notes (3 mo. USD LIBOR + 1.200%)	1.398%	12/14/23	750,000	752,376	(a)(b)
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	270,000	273,430
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,310,000	1,357,349
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	150,000	154,257
Goldman Sachs Group Inc., Senior Notes (0.657% to 9/10/23 then SOFR + 0.505%)	0.657%	9/10/24	3,000,000	2,930,092	(b)
Goldman Sachs Group Inc., Senior Notes (0.855% to 2/12/25 then SOFR + 0.609%)	0.855%	2/12/26	4,530,000	4,328,988	(b)
Goldman Sachs Group Inc., Senior Notes (2.905% to 7/24/22 then 3 mo. USD LIBOR + 0.990%)	2.905%	7/24/23	1,290,000	1,296,946	(b)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 1.000%)	1.259%	7/24/23	3,830,000	3,838,649	(b)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2022 Quarterly Report	7

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Morgan Stanley, Senior Notes (0.529% to 1/25/23 then SOFR + 0.455%)	0.529%	1/25/24	$2,360,000	$2,333,448	(b)
Morgan Stanley, Senior Notes (0.985% to 12/10/25 then SOFR + 0.720%)	0.985%	12/10/26	8,320,000	7,796,225	(b)
Morgan Stanley, Senior Notes (3 mo. USD LIBOR + 1.220%)	1.559%	5/8/24	750,000	757,090	(b)
Morgan Stanley, Subordinated Notes	4.875%	11/1/22	1,000,000	1,023,080
UBS AG, Senior Notes	1.250%	6/1/26	800,000	762,576	(a)
UBS Group AG, Senior Notes	4.125%	9/24/25	600,000	629,108	(a)
UBS Group AG, Senior Notes (1.494% to 8/10/26 then 1 year Treasury Constant Maturity Rate + 0.850%)	1.494%	8/10/27	650,000	613,464	(a)(b)

Total Capital Markets				39,247,759

Consumer Finance - 1.0%
AIG Global Funding, Secured Notes	0.800%	7/7/23	650,000	642,195	(a)
American Express Co., Senior Notes	2.650%	12/2/22	1,000,000	1,011,380
American Express Co., Senior Notes	3.400%	2/27/23	1,400,000	1,421,740
Caterpillar Financial Services Corp., Senior Notes	0.450%	9/14/23	140,000	137,603
Caterpillar Financial Services Corp., Senior Notes	0.450%	5/17/24	4,720,000	4,584,597
Caterpillar Financial Services Corp., Senior Notes (3 mo. USD LIBOR + 0.510%)	1.016%	5/15/23	500,000	501,809	(b)

Total Consumer Finance				8,299,324

Diversified Financial Services - 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	1/16/24	500,000	519,224
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	1,120,000	1,081,207
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	750,000	748,008	(a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	500,000	490,712	(a)
USAA Capital Corp., Senior Notes	0.500%	5/1/24	1,130,000	1,101,336	(a)

Total Diversified Financial Services				3,940,487

Insurance - 0.4%
Allstate Corp., Senior Notes	0.750%	12/15/25	200,000	188,389
Allstate Corp., Senior Notes (3 mo. USD LIBOR + 0.630%)	0.850%	3/29/23	1,000,000	1,003,108	(b)
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/22	1,627	2,140	(a)(d)

See Notes to Schedule of Investments.

8	Western Asset Ultra-Short Income Fund 2022 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - (continued)
GA Global Funding Trust, Secured Notes	1.625%	1/15/26	$1,500,000	$1,441,864	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	390,000	376,567	(a)

Total Insurance				3,012,068

TOTAL FINANCIALS				151,908,075

HEALTH CARE - 4.1%
Biotechnology - 1.0%
AbbVie Inc., Senior Notes	2.300%	11/21/22	1,000,000	1,006,508
AbbVie Inc., Senior Notes	3.750%	11/14/23	1,850,000	1,908,529
AbbVie Inc., Senior Notes	2.600%	11/21/24	2,130,000	2,151,934
AbbVie Inc., Senior Notes	3.800%	3/15/25	300,000	312,078
AbbVie Inc., Senior Notes (3 mo. USD LIBOR + 0.650%)	1.130%	11/21/22	1,040,000	1,043,907	(b)
Gilead Sciences Inc., Senior Notes	0.750%	9/29/23	728,000	717,765
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	720,000	743,267

Total Biotechnology				7,883,988

Health Care Equipment & Supplies - 0.1%
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	186,000	190,694
Becton Dickinson and Co., Senior Notes (3 mo. USD LIBOR + 1.030%)	1.210%	6/6/22	1,054,000	1,056,415	(b)

Total Health Care Equipment & Supplies				1,247,109

Health Care Providers & Services - 2.1%
Cigna Corp., Senior Notes	3.500%	6/15/24	1,770,000	1,816,441
Cigna Corp., Senior Notes (3 mo. USD LIBOR + 0.890%)	1.131%	7/15/23	2,585,000	2,610,482	(b)
CVS Health Corp., Senior Notes	2.625%	8/15/24	3,050,000	3,088,816
CVS Health Corp., Senior Notes	3.875%	7/20/25	820,000	857,749
CVS Health Corp., Senior Notes	3.000%	8/15/26	250,000	254,588
Humana Inc., Senior Notes	3.150%	12/1/22	1,000,000	1,009,601
Humana Inc., Senior Notes	4.500%	4/1/25	300,000	318,605
Humana Inc., Senior Notes	1.350%	2/3/27	2,340,000	2,207,991
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	1,000,000	1,007,859
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	640,000	656,013
UnitedHealth Group Inc., Senior Notes	0.550%	5/15/24	2,310,000	2,251,382
UnitedHealth Group Inc., Senior Notes	2.375%	8/15/24	300,000	304,220

Total Health Care Providers & Services				16,383,747

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2022 Quarterly Report	9

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pharmaceuticals - 0.9%
Astrazeneca Finance LLC, Senior Notes	1.200%	5/28/26	$2,020,000	$1,936,938
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	1,500,000	1,505,838
Bristol-Myers Squibb Co., Senior Notes	0.750%	11/13/25	510,000	484,713
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	3,080,000	2,972,200

Total Pharmaceuticals				6,899,689

TOTAL HEALTH CARE				32,414,533

INDUSTRIALS - 4.2%
Aerospace & Defense - 1.8%
Boeing Co., Senior Notes	1.875%	6/15/23	720,000	717,923
Boeing Co., Senior Notes	1.433%	2/4/24	3,290,000	3,238,125
Boeing Co., Senior Notes	4.875%	5/1/25	850,000	904,063
Boeing Co., Senior Notes	2.750%	2/1/26	3,320,000	3,324,172
General Dynamics Corp., Senior Notes	3.250%	4/1/25	1,010,000	1,042,757
General Dynamics Corp., Senior Notes	1.150%	6/1/26	1,180,000	1,132,352
L3Harris Technologies Inc., Senior Notes	3.850%	6/15/23	1,390,000	1,425,517
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	900,000	911,896
Northrop Grumman Corp., Senior Notes	3.250%	8/1/23	770,000	786,582
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	160,000	163,200

Total Aerospace & Defense				13,646,587

Airlines - 0.5%
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	700,000	786,436
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	700,000	778,090	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	414,000	450,432	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	1,800,000	1,797,660	(a)

Total Airlines				3,812,618

Commercial Services & Supplies - 0.0%††
Republic Services Inc., Senior Notes	2.500%	8/15/24	200,000	201,945

Industrial Conglomerates - 0.7%
3M Co., Senior Notes	2.250%	3/15/23	1,360,000	1,371,742
3M Co., Senior Notes	3.250%	2/14/24	1,240,000	1,276,489
3M Co., Senior Notes	2.000%	2/14/25	400,000	398,945
Honeywell International Inc., Senior Notes	1.100%	3/1/27	2,530,000	2,396,578

Total Industrial Conglomerates				5,443,754

Machinery - 0.6%
John Deere Capital Corp., Senior Notes	0.400%	10/10/23	140,000	137,589
John Deere Capital Corp., Senior Notes	0.450%	6/7/24	2,310,000	2,242,179
John Deere Capital Corp., Senior Notes	1.050%	6/17/26	1,140,000	1,093,901

See Notes to Schedule of Investments.

10	Western Asset Ultra-Short Income Fund 2022 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Machinery - (continued)
John Deere Capital Corp., Senior Notes (3 mo. USD LIBOR + 0.550%)	0.738%	6/7/23	$635,000	$636,757	(b)
PACCAR Financial Corp., Senior Notes	1.100%	5/11/26	740,000	710,452

Total Machinery				4,820,878

Road & Rail - 0.3%
Canadian Pacific Railway Co., Senior Notes	1.750%	12/2/26	1,520,000	1,475,117
Union Pacific Corp., Senior Notes	4.163%	7/15/22	1,040,000	1,043,666

Total Road & Rail				2,518,783

Trading Companies & Distributors - 0.3%
Air Lease Corp., Senior Notes	0.700%	2/15/24	250,000	242,376
Air Lease Corp., Senior Notes	1.875%	8/15/26	2,380,000	2,257,492

Total Trading Companies & Distributors				2,499,868

TOTAL INDUSTRIALS				32,944,433

INFORMATION TECHNOLOGY - 2.2%
Electronic Equipment, Instruments & Components - 0.2%
Vontier Corp., Senior Notes	1.800%	4/1/26	1,530,000	1,431,101

IT Services - 0.3%
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	840,000	837,663
PayPal Holdings Inc., Senior Notes	2.400%	10/1/24	820,000	827,145
Visa Inc., Senior Notes	3.150%	12/14/25	500,000	518,468

Total IT Services				2,183,276

Semiconductors & Semiconductor Equipment - 1.0%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.625%	1/15/24	300,000	307,815
Broadcom Inc., Senior Notes	4.700%	4/15/25	500,000	532,416
Broadcom Inc., Senior Notes	3.150%	11/15/25	1,470,000	1,498,415
Intel Corp., Senior Notes	1.600%	8/12/28	1,600,000	1,517,456
Microchip Technology Inc., Senior Secured Notes	4.333%	6/1/23	230,000	236,658
Microchip Technology Inc., Senior Secured Notes	0.983%	9/1/24	1,650,000	1,588,841	(a)
NVIDIA Corp., Senior Notes	0.584%	6/14/24	1,500,000	1,460,630
Texas Instruments Inc., Senior Notes	1.375%	3/12/25	10,000	9,834
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,090,000	1,056,749

Total Semiconductors & Semiconductor Equipment				8,208,814

Software - 0.3%
Oracle Corp., Senior Notes	3.400%	7/8/24	2,200,000	2,252,161

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2022 Quarterly Report	11

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Technology Hardware, Storage & Peripherals - 0.4%
Apple Inc., Senior Notes	1.400%	8/5/28	$3,240,000	$3,063,906

TOTAL INFORMATION TECHNOLOGY				17,139,258

MATERIALS - 0.9%
Metals & Mining - 0.8%
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	1,650,000	1,693,040	(a)
Glencore Funding LLC, Senior Notes	1.625%	9/1/25	2,040,000	1,968,642	(a)
Glencore Funding LLC, Senior Notes	1.625%	4/27/26	1,320,000	1,256,393	(a)
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	1,000,000	1,134,185

Total Metals & Mining				6,052,260

Paper & Forest Products - 0.1%
Georgia-Pacific LLC, Senior Notes	0.950%	5/15/26	1,250,000	1,173,349	(a)

TOTAL MATERIALS				7,225,609

UTILITIES - 0.2%
Electric Utilities - 0.2%
FirstEnergy Corp., Senior Notes	3.350%	7/15/22	300,000	299,553
Pacific Gas and Electric Co., Secured Bonds	4.250%	8/1/23	600,000	612,662
Southern California Edison Co., Secured Bonds	0.975%	8/1/24	1,050,000	1,021,646

TOTAL UTILITIES				1,933,861

TOTAL CORPORATE BONDS & NOTES (Cost - $364,358,754)				354,211,314

ASSET-BACKED SECURITIES - 19.4%
ABPCI Direct Lending Fund CLO X LP, 2020-10A A1A (3 mo. USD LIBOR + 1.950%)	2.204%	1/20/32	450,000	450,358	(a)(b)
ABPCI Direct Lending Fund IX LLC, 2020-9A A1R (3 mo. USD LIBOR + 1.400%)	1.668%	11/18/31	2,310,000	2,306,926	(a)(b)
AccessLex Institute, 2007-A A3 (3 mo. USD LIBOR + 0.300%)	0.798%	5/25/36	1,070,366	1,042,773	(b)
Aegis Asset Backed Securities Trust, 2005-5 M1 (1 mo. USD LIBOR + 0.645%)	0.832%	12/25/35	1,700,000	1,666,853	(b)
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, 2005-4 M2 (1 mo. USD LIBOR + 0.705%)	0.892%	10/25/35	560,000	549,896	(b)
Allegro CLO II-S Ltd., 2014-1RA A1 (3 mo. USD LIBOR + 1.080%)	1.335%	10/21/28	1,355,107	1,355,050	(a)(b)
AMMC CLO 23 Ltd., 2020-23A A1R (3 mo. USD LIBOR + 1.040%)	1.281%	10/17/31	3,120,000	3,102,840	(a)(b)
Avery Point VI CLO Ltd., 2015-6A AR2 (3 mo. USD LIBOR + 0.900%)	1.215%	8/5/27	335,305	333,454	(a)(b)
Avery Point VII CLO Ltd., 2015-7A AR2 (3 mo. USD LIBOR + 0.960%)	1.201%	1/15/28	788,902	789,292	(a)(b)

See Notes to Schedule of Investments.

12	Western Asset Ultra-Short Income Fund 2022 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Avis Budget Rental Car Funding AESOP LLC, 2020-2A A	2.020%	2/20/27	$600,000	$593,211	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	940,000	906,290	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A C	2.130%	8/20/27	940,000	895,063	(a)
Ballyrock CLO Ltd., 2019-2A A1BR (3 mo. USD LIBOR + 1.200%)	1.680%	11/20/30	540,000	540,255	(a)(b)
Bayview Financial Mortgage Pass-Through Trust, 2006-A M3 (1 mo. USD LIBOR + 0.975%)	1.184%	2/28/41	331,194	330,978	(b)
BCRED MML CLO LLC, 2021-1A A (3 mo. USD LIBOR + 1.480%)	1.810%	1/15/35	1,230,000	1,229,076	(a)(b)
Black Diamond CLO Ltd., 2017-1A A1AR (3 mo. USD LIBOR + 1.050%)	1.309%	4/24/29	761,875	761,912	(a)(b)
Blackrock DLF VIII-L CLO Trust, 2021-1A A (3 mo. USD LIBOR + 1.350%)	1.591%	4/17/32	267,658	267,754	(a)(b)
BlueMountain CLO Ltd., 2015-3A A1R (3 mo. USD LIBOR + 1.000%)	1.254%	4/20/31	650,000	650,700	(a)(b)
BRSP Ltd., 2021-FL1 A (1 mo. USD LIBOR + 1.150%)	1.321%	8/19/38	1,250,000	1,247,497	(a)(b)
Capital One Multi-Asset Execution Trust, 2017-A5 A5 (1 mo. USD LIBOR + 0.580%)	0.771%	7/15/27	900,000	909,211	(b)
Carlyle US CLO Ltd., 2017-2A A1R (3 mo. USD LIBOR + 1.050%)	1.304%	7/20/31	1,590,000	1,581,581	(a)(b)
CCG Receivables Trust, 2021-2 A2	0.540%	3/14/29	2,590,000	2,547,308	(a)
Cedar Funding V CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	2,570,000	2,567,297	(a)
Cerberus Loan Funding XXVII LP, 2019-2A A1 (3 mo. USD LIBOR + 1.800%)	2.041%	1/15/32	530,000	530,054	(a)(b)
Cerberus Loan Funding XXVIII LP, 2020-1A A (3 mo. USD LIBOR + 1.850%)	1.974%	10/15/31	429,000	429,058	(a)(b)
CIFC Funding Ltd., 2017-1A AR (3 mo. USD LIBOR + 1.010%)	1.265%	4/23/29	241,408	241,279	(a)(b)
CIFC Funding Ltd., 2021-4A A (3 mo. USD LIBOR + 1.050%)	1.291%	7/15/33	830,000	828,540	(a)(b)
CMFT Net Lease Master Issuer LLC, 2021-1 A1	2.090%	7/20/51	1,056,800	1,006,476	(a)
Commonbond Student Loan Trust, 2021-AGS A	1.200%	3/25/52	585,556	572,288	(a)
Commonbond Student Loan Trust, 2021-BGS A	1.170%	9/25/51	1,343,895	1,289,897	(a)
CQS US CLO Ltd., 2021-1A A (3 mo. USD LIBOR + 1.220%)	1.467%	1/20/35	1,000,000	1,000,039	(a)(b)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	3.199%	8/9/24	960,000	940,453	(a)(b)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2022 Quarterly Report	13

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Cutwater Ltd., 2015-1A AR (3 mo. USD LIBOR + 1.220%)	1.461%	1/15/29	$395,667	$395,915	(a)(b)
CWABS Revolving Home Equity Loan Trust, 2004-B 1A (1 mo. USD LIBOR + 0.220%)	0.411%	2/15/29	444,159	440,425	(b)
Dryden 75 CLO Ltd., 2019-75A AR2 (3 mo. USD LIBOR + 1.040%)	1.281%	4/15/34	250,000	247,813	(a)(b)
ECMC Group Student Loan Trust, 2016-1A A (1 mo. USD LIBOR + 1.350%)	1.537%	7/26/66	1,918,423	1,951,122	(a)(b)
Enterprise Fleet Financing LLC, 2020-2 A2	0.610%	7/20/26	2,140,494	2,120,083	(a)
Evergreen Credit Card Trust, 2021-1 A	0.900%	10/15/26	1,700,000	1,658,003	(a)
Ford Credit Auto Owner Trust, 2020-2 A	1.060%	4/15/33	1,000,000	964,978	(a)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	670,000	727,913
Ford Credit Floorplan Master Owner Trust, 2020-2 A	1.060%	9/15/27	850,000	819,672
Fortress Credit Bsl X Ltd., 2021-1A A (3 mo. USD LIBOR + 1.470%)	1.724%	4/20/33	2,480,000	2,480,757	(a)(b)
GM Financial Revolving Receivables Trust, 2021-1 A	1.170%	6/12/34	5,500,000	5,263,487	(a)
GoldenTree Loan Management US CLO 10 Ltd., 2021-10A A (3 mo. USD LIBOR + 1.100%)	1.354%	7/20/34	1,330,000	1,321,022	(a)(b)
Golub Capital Partners CLO 36M Ltd., 2018- 36A B (3 mo. USD LIBOR + 1.650%)	1.965%	2/5/31	1,480,000	1,468,890	(a)(b)
Golub Capital Partners CLO 47M Ltd., 2020- 47A A1 (3 mo. USD LIBOR + 1.680%)	1.995%	5/5/32	1,220,000	1,218,790	(a)(b)
Golub Capital Partners CLO 49M Ltd., 2020- 49A AR (3 mo. USD LIBOR + 1.530%)	1.784%	8/26/33	690,000	688,776	(a)(b)
Golub Capital Partners CLO 54M LP, 2021-54A A (3 mo. USD LIBOR + 1.530%)	1.845%	8/5/33	1,040,000	1,038,059	(a)(b)
GoodLeap Sustainable Home Solutions Trust, 2021-5CS A	2.310%	10/20/48	946,609	921,995	(a)
Great Lakes Kcap F3c Senior LLC, 2017-1A A (3 mo. USD LIBOR + 1.900%)	2.114%	12/20/29	2,070,000	2,067,424	(a)(b)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. USD LIBOR + 1.020%)	1.211%	7/15/39	1,280,000	1,273,632	(a)(b)
Greywolf CLO V Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.160%)	1.418%	1/27/31	300,000	300,418	(a)(b)
Greywolf CLO VI Ltd., 2018-1A A2 (3 mo. USD LIBOR + 1.630%)	1.897%	4/26/31	1,017,000	1,012,720	(a)(b)
Grippen Park CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.260%)	1.514%	1/20/30	500,000	500,123	(a)(b)

See Notes to Schedule of Investments.

14	Western Asset Ultra-Short Income Fund 2022 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
HalseyPoint CLO I Ltd., 2019-1A A1A1 (3 mo. USD LIBOR + 1.350%)	1.604%	1/20/33	$750,000	$749,399	(a)(b)
HalseyPoint CLO 3 Ltd., 2020-3A A1A (3 mo. USD LIBOR + 1.450%)	1.749%	11/30/32	1,130,000	1,131,264	(a)(b)
Hertz Vehicle Financing III LP, 2021-2A A	1.680%	12/27/27	1,500,000	1,441,069	(a)
Hertz Vehicle Financing LLC, 2021-1A A	1.210%	12/26/25	400,000	389,025	(a)
HGI CRE CLO Ltd., 2021-FL2 A (1 mo. USD LIBOR + 1.000%)	1.126%	9/17/36	1,440,000	1,424,250	(a)(b)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	530,000	530,000	(a)
Home Equity Mortgage Loan Asset-Backed Trust, 2005-C M2 (1 mo. USD LIBOR + 0.750%)	0.937%	10/25/35	798,860	795,661	(b)
Honda Auto Receivables Owner Trust, 2019-2 A4	2.540%	3/21/25	2,900,000	2,929,665
KREF Ltd., 2021-FL2 A (1 mo. USD LIBOR + 1.070%)	1.190%	2/15/39	1,300,000	1,298,796	(a)(b)
LCM Loan Income Fund I Income Note Issuer Ltd., 27A A1 (3 mo. USD LIBOR + 1.080%)	1.321%	7/16/31	920,000	920,495	(a)(b)
Long Beach Mortgage Loan Trust, 2004-5 A5 (1 mo. USD LIBOR + 0.560%)	0.747%	9/25/34	359,487	359,678	(b)
Madison Park Funding XXXV Ltd., 2019-35A A1R (3 mo. USD LIBOR + 0.990%)	1.244%	4/20/32	760,000	760,188	(a)(b)
Magnetite XIV-R Ltd., 2015-14RA A2 (3 mo. USD LIBOR + 1.120%)	1.359%	10/18/31	530,000	530,617	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2004-WMC5 M1 (1 mo. USD LIBOR + 0.930%)	1.117%	7/25/35	467,482	464,340	(b)
Merrill Lynch Mortgage Investors Trust, 2006-HE1 M1 (1 mo. USD LIBOR + 0.585%)	0.772%	12/25/36	67,296	67,213	(b)
MF1 Ltd., 2021-FL7 A (1 mo. USD LIBOR + 1.080%)	1.206%	10/16/36	1,390,000	1,382,110	(a)(b)
Midocean Credit CLO VII, 2017-7A BR (3 mo. USD LIBOR + 1.600%)	1.841%	7/15/29	500,000	494,601	(a)(b)
Midocean Credit CLO VIII, 2018-8A A1R (3 mo. USD LIBOR + 1.050%)	1.530%	2/20/31	1,670,000	1,669,192	(a)(b)
Midocean Credit CLO IX, 2018-9A B (3 mo. USD LIBOR + 1.750%)	2.004%	7/20/31	2,020,000	2,026,209	(a)(b)
Mill City Mortgage Trust, 2015-2 M3	3.618%	9/25/57	960,000	968,448	(a)(b)
MMAF Equipment Finance LLC, 2019-A A5	3.080%	11/12/41	900,000	920,033	(a)
Morgan Stanley Capital I Inc. Trust, 2006-NC2 A2D (1 mo. USD LIBOR + 0.580%)	0.767%	2/25/36	345,417	343,730	(b)
MVW LLC, 2020-1A A	1.740%	10/20/37	1,081,355	1,070,712	(a)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2022 Quarterly Report	15

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Navient Private Education Loan Trust, 2015-AA A2B (1 mo. USD LIBOR + 1.200%)	1.391%	12/15/28	$372,431	$372,528	(a)(b)
Navient Private Education Refi Loan Trust, 2019-A A2A	3.420%	1/15/43	84,635	85,665	(a)
Navient Private Education Refi Loan Trust, 2019-A A2B (1 mo. USD LIBOR + 0.900%)	1.091%	1/15/43	299,665	299,614	(a)(b)
Navient Private Education Refi Loan Trust, 2019-D A2B (1 mo. USD LIBOR + 1.050%)	1.241%	12/15/59	973,141	975,931	(a)(b)
Navient Student Loan Trust, 2015-1 A2 (1 mo. USD LIBOR + 0.600%)	0.787%	4/25/40	977,922	953,211	(b)
Navient Student Loan Trust, 2016-6A A3 (1 mo. USD LIBOR + 1.300%)	1.487%	3/25/66	1,010,000	1,034,388	(a)(b)
Navient Student Loan Trust, 2021-1A A1B (1 mo. USD LIBOR + 0.600%)	0.787%	12/26/69	795,178	789,732	(a)(b)
Nelnet Student Loan Trust, 2021-A A2 (1 mo. USD LIBOR + 1.030%)	1.201%	4/20/62	1,550,000	1,541,485	(a)(b)
Nelnet Student Loan Trust, 2015-2A A2 (1 mo. USD LIBOR + 0.600%)	0.787%	9/25/47	478,515	474,929	(a)(b)
Nelnet Student Loan Trust, 2021-A APT1	1.360%	4/20/62	765,341	734,784	(a)
Nelnet Student Loan Trust, 2021-CA AFL (1 mo. USD LIBOR + 0.740%)	0.902%	4/20/62	1,712,065	1,682,105	(a)(b)
Neuberger Berman CLO XVII Ltd., 2014-17A BR2 (3 mo. USD LIBOR + 1.500%)	1.759%	4/22/29	750,000	750,112	(a)(b)
Neuberger Berman Loan Advisers CLO 40 Ltd., 2021-40A A (3 mo. USD LIBOR + 1.060%)	1.301%	4/16/33	800,000	800,257	(a)(b)
New Century Home Equity Loan Trust, 2004-2 M2 (1 mo. USD LIBOR + 0.930%)	1.117%	8/25/34	452,989	451,944	(b)
NextGear Floorplan Master Owner Trust, 2020-1A A2	1.550%	2/15/25	1,000,000	1,000,713	(a)
North Carolina State Education Assistance Authority, 2011-1 A3 (3 mo. USD LIBOR + 0.900%)	1.158%	10/25/41	404,996	404,941	(b)
NovaStar Mortgage Funding Trust, 2003-1 M1 (1 mo. USD LIBOR + 1.425%)	1.612%	5/25/33	147,439	148,216	(b)
NovaStar Mortgage Funding Trust, 2003-3 A1 (1 mo. USD LIBOR + 0.710%)	0.897%	12/25/33	1,217,396	1,201,538	(b)
Oaktree CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 0.870%)	1.124%	10/20/27	102,452	102,577	(a)(b)
Ocean Trails CLO X, 2020-10A AR (3 mo. USD LIBOR + 1.220%)	1.461%	10/15/34	795,000	796,109	(a)(b)

See Notes to Schedule of Investments.

16	Western Asset Ultra-Short Income Fund 2022 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Octagon Investment Partners 35 Ltd., 2018-1A A1A (3 mo. USD LIBOR + 1.060%)	1.314%	1/20/31	$370,000	$368,771	(a)(b)
Octagon Investment Partners 47 Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.160%)	1.414%	7/20/34	750,000	751,545	(a)(b)
Octagon Investment Partners XIV Ltd., 2012-1A AARR (3 mo. USD LIBOR + 0.950%)	1.191%	7/15/29	680,000	675,767	(a)(b)
Octagon Investment Partners XXI Ltd., 2014-1A AAR3 (3 mo. USD LIBOR + 1.000%)	1.395%	2/14/31	260,000	259,329	(a)(b)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. USD LIBOR + 1.040%)	1.504%	5/23/31	760,000	758,870	(a)(b)
Option One Mortgage Loan Trust, 2004-3 M1 (1 mo. USD LIBOR + 0.780%)	0.967%	11/25/34	501,871	499,197	(b)
Option One Mortgage Loan Trust, 2007-FXD1 1A1, Step bond	5.866%	1/25/37	271,710	263,311
Oscar US Funding XIII LLC, 2021-2A A4	1.270%	9/11/28	1,500,000	1,466,980	(a)
Owl Rock CLO I Ltd., 2019-1A A (3 mo. USD LIBOR + 1.800%)	1.960%	5/20/31	880,000	879,540	(a)(b)
OZLM XII Ltd., 2015-12A A1R (3 mo. USD LIBOR + 1.050%)	1.349%	4/30/27	194,941	195,200	(a)(b)
OZLM XXII Ltd., 2018-22A A1 (3 mo. USD LIBOR + 1.070%)	1.311%	1/17/31	249,683	247,971	(a)(b)
Palmer Square CLO Ltd., 2019-1A A1R (3 mo. USD LIBOR + 1.150%)	1.545%	11/14/34	1,000,000	998,664	(a)(b)
Parliament Funding II ltd, 2020-1A AR (3 mo. USD LIBOR + 1.250%)	1.490%	10/20/31	1,620,000	1,613,993	(a)(b)
Rad CLO 15 Ltd., 2021-15A A (3 mo. USD LIBOR + 1.090%)	1.337%	1/20/34	1,710,000	1,710,096	(a)(b)
Renaissance Home Equity Loan Trust, 2003-2 A (1 mo. USD LIBOR + 0.880%)	1.067%	8/25/33	207,623	204,416	(b)
RR 3 Ltd., 2018-3A A1R2 (3 mo. USD LIBOR + 1.090%)	1.331%	1/15/30	650,000	647,343	(a)(b)
Saranac CLO III Ltd., 2014-3A BR (3 mo. USD LIBOR + 1.850%)	2.064%	6/22/30	1,100,000	1,093,918	(a)(b)
SBA Small Business Investment Cos., 2017- 10A 1	2.845%	3/10/27	63,993	64,533
Sierra Timeshare Receivables Funding LLC, 2018-2A A	3.500%	6/20/35	1,010,834	1,023,751	(a)
Silver Rock CLO I Ltd., 2020-1A A (3 mo. USD LIBOR + 1.650%)	1.904%	10/20/31	420,000	419,473	(a)(b)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. USD LIBOR + 4.750%)	4.941%	10/15/41	1,719,727	1,908,521	(a)(b)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2022 Quarterly Report	17

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
SLM Student Loan Trust, 2003-10A A4 (3 mo. USD LIBOR + 0.670%)	0.873%	12/17/68	$860,000	$856,147	(a)(b)
SLM Student Loan Trust, 2005-4 A3 (3 mo. USD LIBOR + 0.120%)	0.378%	1/25/27	294,631	293,215	(b)
SLM Student Loan Trust, 2005-4 B (3 mo. USD LIBOR + 0.180%)	0.438%	7/25/55	179,788	164,586	(b)
SLM Student Loan Trust, 2005-5 A4 (3 mo. USD LIBOR + 0.140%)	0.398%	10/25/28	414,421	412,741	(b)
SLM Student Loan Trust, 2005-7 A4 (3 mo. USD LIBOR + 0.150%)	0.408%	10/25/29	271,503	269,753	(b)
SLM Student Loan Trust, 2006-2 A6 (3 mo. USD LIBOR + 0.170%)	0.428%	1/25/41	889,013	864,431	(b)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	0.408%	3/25/44	1,241,319	1,201,557	(b)
SLM Student Loan Trust, 2013-1 A3 (1 mo. USD LIBOR + 0.550%)	0.737%	5/26/55	908,854	891,752	(b)
SLM Student Loan Trust, 2013-6 A3 (1 mo. USD LIBOR + 0.650%)	0.837%	6/25/55	977,414	956,790	(b)
SMB Private Education Loan Trust, 2016-B A2B (1 mo. USD LIBOR + 1.450%)	1.641%	2/17/32	169,106	170,249	(a)(b)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	690,000	672,498	(a)
SMB Private Education Loan Trust, 2021-A APT2	1.070%	1/15/53	536,200	502,989	(a)
SMB Private Education Loan Trust, 2021-B A	1.310%	7/17/51	766,378	748,188	(a)
SMB Private Education Loan Trust, 2021-C A2 (1 mo. USD LIBOR + 0.800%)	0.991%	1/15/53	2,970,000	2,967,217	(a)(b)
SMB Private Education Loan Trust, 2021-C APT1	1.390%	1/15/53	459,847	434,002	(a)
SoFi Professional Loan Program Trust, 2020-C AFX	1.950%	2/15/46	724,673	718,879	(a)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	1,804,033	1,787,987	(a)
STWD Ltd., 2022-FL3 A (30 Day Average SOFR + 1.350%)	1.400%	11/15/38	1,170,000	1,166,499	(a)(b)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	564,234	572,770	(a)
Symphony CLO XVIII Ltd., 2016-18A BR (3 mo. USD LIBOR + 1.600%)	1.859%	7/23/33	1,060,000	1,060,137	(a)(b)
TCI-Flatiron CLO Ltd., 2016-1A AR3 (3 mo. Term SOFR + 1.100%)	1.270%	1/17/32	1,210,000	1,210,000	(a)(b)
Towd Point Mortgage Trust, 2017-4 A1	2.750%	6/25/57	211,542	212,517	(a)(b)
Towd Point Mortgage Trust, 2017-6 M1	3.250%	10/25/57	960,000	972,529	(a)(b)

See Notes to Schedule of Investments.

18	Western Asset Ultra-Short Income Fund 2022 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Towd Point Mortgage Trust, 2019-HY1 B1 (1 mo. USD LIBOR + 2.150%)	2.337%	10/25/48	$1,460,000	$1,507,184	(a)(b)
Towd Point Mortgage Trust, 2019-HY2 M2 (1 mo. USD LIBOR + 1.900%)	2.087%	5/25/58	1,260,000	1,296,835	(a)(b)
Toyota Auto Loan Extended Note Trust, 2020-1A A	1.350%	5/25/33	1,110,000	1,085,491	(a)
Toyota Auto Loan Extended Note Trust, 2021-1A A	1.070%	2/27/34	1,310,000	1,257,095	(a)
TRP LLC, 2021-1 A	2.070%	6/19/51	919,842	885,639	(a)
Tryon Park CLO Ltd., 2013-1A A1SR (3 mo. USD LIBOR + 0.890%)	1.131%	4/15/29	844,922	845,006	(a)(b)
Voya CLO Ltd., 2016-3A A1R (3 mo. USD LIBOR + 1.190%)	1.431%	10/18/31	250,000	249,979	(a)(b)
Voya CLO Ltd., 2018-2A A1 (3 mo. USD LIBOR + 1.000%)	1.241%	7/15/31	1,650,000	1,647,988	(a)(b)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	1.391%	10/15/31	1,400,000	1,397,917	(a)(b)
Voya CLO Ltd., 2018-4A A1AR (3 mo. USD LIBOR + 1.040%)	1.281%	1/15/32	800,000	794,800	(a)(b)
VSE VOI Mortgage LLC, 2018-A A	3.560%	2/20/36	1,331,014	1,354,427	(a)
Wellfleet CLO Ltd., 2020-2A AR (3 mo. USD LIBOR + 1.220%)	1.461%	7/15/34	1,810,000	1,805,859	(a)(b)
Whitebox CLO I Ltd., 2019-1A ANAR (3 mo. USD LIBOR + 1.130%)	1.389%	7/24/32	1,040,000	1,043,077	(a)(b)
Whitebox CLO II Ltd., 2020-2A A1R (3 mo. USD LIBOR + 1.220%)	1.479%	10/24/34	1,221,000	1,222,526	(a)(b)
Whitebox CLO III Ltd., 2021-3A A1 (3 mo. USD LIBOR + 1.220%)	1.341%	10/15/34	730,000	730,045	(a)(b)
Whitehorse XII Ltd., 2018-12A A (3 mo. USD LIBOR + 1.250%)	1.491%	10/15/31	300,000	300,008	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $153,590,331)				152,195,648

COLLATERALIZED MORTGAGE OBLIGATIONS(e) - 14.4%
280 Park Avenue Mortgage Trust, 2017-280P A (1 mo. USD LIBOR + 0.880%)	1.071%	9/15/34	500,000	497,394	(a)(b)
Angel Oak Mortgage Trust, 2021-7 A3	2.337%	10/25/66	394,012	385,689	(a)(b)
AOA Mortgage Trust, 2021-1177 A (1 mo. USD LIBOR + 0.874%)	1.066%	10/15/38	1,890,000	1,862,651	(a)(b)
AREIT Trust, 2021-CRE5 A (1 mo. USD LIBOR + 1.080%)	1.271%	7/17/26	1,090,000	1,086,357	(a)(b)
AREIT Trust, 2022-CRE6 A (30 Day Average SOFR + 1.250%)	1.300%	11/17/24	1,560,000	1,568,625	(a)(b)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2022 Quarterly Report	19

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
BDS, 2021-FL8 A (1 mo. USD LIBOR + 0.920%)	1.057%	1/18/36	$1,218,609	$1,199,009	(a)(b)
Bear Stearns Asset Backed Securities Trust, 2003-AC5 A3 (1 mo. USD LIBOR + 1.100%)	1.287%	10/25/33	183,838	185,215	(b)
Benchmark Mortgage Trust, 2021-B29 XA, IO	1.048%	9/15/54	12,452,603	890,192	(a)(b)
Benchmark Mortgage Trust, 2021-B31 A5	2.669%	12/15/54	620,000	608,066
BHMS, 2018-ATLS A (1 mo. USD LIBOR + 1.250%)	1.441%	7/15/35	910,000	902,102	(a)(b)
BRAVO Residential Funding Trust, 2021-NQM2 A1	0.970%	3/25/60	831,790	823,449	(a)(b)
BX Commercial Mortgage Trust, 2020-VIV4 A	2.843%	3/9/44	1,070,000	1,036,664	(a)
BX Commercial Mortgage Trust, 2021-ACNT A (1 mo. USD LIBOR + 0.850%)	1.042%	11/15/38	2,510,000	2,486,343	(a)(b)
BX Commercial Mortgage Trust, 2021-CIP A (1 mo. USD LIBOR + 0.921%)	1.112%	12/15/38	1,700,000	1,672,672	(a)(b)
BX Commercial Mortgage Trust, 2021-SOAR A (1 mo. USD LIBOR + 0.670%)	0.861%	6/15/38	1,100,000	1,076,552	(a)(b)
BX Commercial Mortgage Trust, 2021-VOLT A (1 mo. USD LIBOR + 0.700%)	0.891%	9/15/36	1,460,000	1,419,985	(a)(b)
BX Commercial Mortgage Trust, 2022-AHP A (1 mo. Term SOFR + 0.990%)	1.040%	2/15/39	1,570,000	1,557,439	(a)(b)
BX Trust, 2021-BXMF A (1 mo. USD LIBOR + 0.636%)	0.827%	10/15/26	1,930,000	1,888,887	(a)(b)
BX Trust, 2022-LBA6 A (1 mo. Term SOFR + 1.000%)	1.099%	1/15/39	1,560,000	1,541,450	(a)(b)
BXMT Ltd., 2020-FL2 A (30 Day Average SOFR + 1.014%)	1.063%	2/15/38	940,000	933,845	(a)(b)
CAMB Commercial Mortgage Trust, 2019-LIFE A (1 mo. USD LIBOR + 1.070%)	1.261%	12/15/37	990,000	984,078	(a)(b)
Cascade MH Asset Trust, 2021-MH1 A1	1.753%	2/25/46	299,535	289,976	(a)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. USD LIBOR + 0.300%)	0.487%	8/25/35	1,660	1,651	(a)(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-4A A2 (1 mo. USD LIBOR + 0.580%)	0.767%	10/25/35	6,223	6,263	(a)(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2005-1A A2 (1 mo. USD LIBOR + 0.200%)	0.387%	1/25/36	2,798	2,648	(a)(b)
CIM Trust, 2021-R6 A1	1.425%	7/25/61	1,275,510	1,237,602	(a)(b)
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	330,000	342,481

See Notes to Schedule of Investments.

20	Western Asset Ultra-Short Income Fund 2022 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
COLT Trust, 2021-RPL1 A1	1.665%	9/25/61	$1,543,680	$1,510,571	(a)(b)
CSMC Trust, 2010-3R 2A3	4.070%	12/26/36	43,613	43,731	(a)(b)
CSMC Trust, 2014-11R 15A2	2.791%	1/27/36	491,492	492,488	(a)(b)
CSMC Trust, 2015-12R 2A1	0.602%	11/30/37	472,985	472,747	(a)(b)
CSMC Trust, 2019-AFC1 A1, Step bond (2.573% to 8/25/23 then 3.573%)	2.573%	7/25/49	155,587	155,147	(a)
CSMC Trust, 2019-AFC1 A2, Step bond (2.776% to 8/25/23 then 3.776%)	2.776%	7/25/49	342,100	341,447	(a)
CSMC Trust, 2019-AFC1 A3, Step bond (2.877% to 8/25/23 then 3.877%)	2.877%	7/25/49	342,100	340,000	(a)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	1,480,000	1,483,379	(a)
CSMC Trust, 2020-AFC1 A1	2.240%	2/25/50	642,014	636,880	(a)(b)
CSMC Trust, 2020-TMIC A (1 mo. USD LIBOR + 3.000%, 3.250% floor)	3.250%	12/15/35	310,000	309,031	(a)(b)
CSMC Trust, 2021-2R 1A1 (1 mo. USD LIBOR + 1.750%)	1.857%	7/25/47	345,911	351,281	(a)(b)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	531,342	520,280	(a)(b)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	531,342	520,123	(a)(b)
CSMC Trust, 2021-NQM3 A3	1.632%	4/25/66	710,341	692,230	(a)(b)
CSMC Trust, 2021-NQM5 A1	0.938%	5/25/66	1,095,634	1,059,693	(a)(b)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	665,568	647,153	(a)(b)
CSMC Trust, 2021-RPL3 A1	2.000%	1/25/60	631,071	626,227	(a)(b)
CSMC Trust, 2021-RPL4 A1	1.796%	12/27/60	824,829	806,228	(a)(b)
CSMC Trust, 2021-RPL6 A1	2.000%	10/25/60	1,067,222	1,046,312	(a)(b)
CSMC Trust, 2022-NQM1 A1	2.265%	11/25/66	1,930,671	1,904,265	(a)(b)
Deephaven Residential Mortgage Trust, 2020-2 A2	2.594%	5/25/65	320,000	320,357	(a)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	1,941,807	1,921,497	(a)(b)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	801,933	780,058	(a)(b)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	388,008	385,226	(a)(b)
ELP Commercial Mortgage Trust, 2021-ELP A (1 mo. USD LIBOR + 0.701%)	0.893%	11/15/38	2,720,000	2,667,343	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KS12 A (1 mo. USD LIBOR + 0.650%)	0.757%	8/25/29	1,200,000	1,203,026	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3877 FA, PAC-1 (1 mo. USD LIBOR + 0.350%)	0.541%	11/15/40	20,166	20,188	(b)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2022 Quarterly Report	21

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4945 KF, PAC (1 mo. USD LIBOR + 0.450%)	0.637%	9/25/49	$927,158	$937,741	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA2 M2 (1 mo. USD LIBOR + 1.850%)	2.037%	2/25/50	756,093	759,058	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA1 M1A (30 Day Average SOFR + 1.000%)	1.049%	1/25/42	1,550,000	1,536,994	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 M1 (30 Day Average SOFR + 0.900%)	0.949%	12/25/50	68,036	68,023	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 M2 (30 Day Average SOFR + 2.100%)	2.149%	10/25/33	850,000	849,861	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 M2 (30 Day Average SOFR + 1.500%)	1.550%	10/25/41	1,540,000	1,488,156	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 19 F	1.125%	6/1/28	2,394	2,395	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	2.349%	8/25/33	370,000	374,532	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1A (30 Day Average SOFR + 1.300%)	1.349%	2/25/42	1,600,000	1,600,283	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	2.449%	2/25/42	1,600,000	1,594,161	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2013-C01 M2 (1 mo. USD LIBOR + 5.250%)	5.437%	10/25/23	136,780	142,361	(b)

See Notes to Schedule of Investments.

22	Western Asset Ultra-Short Income Fund 2022 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	4.587%	1/25/24	$206,426	$214,718	(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C02 1M2 (1 mo. USD LIBOR + 2.600%)	2.708%	5/25/24	717,591	724,414	(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	5.087%	11/25/24	74,643	77,406	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 2M2 (1 mo. USD LIBOR + 5.000%)	5.187%	11/25/24	39,888	40,357	(b)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1M2 (1 mo. USD LIBOR + 2.200%)	2.387%	1/25/30	291,214	295,807	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1M2C (1 mo. USD LIBOR + 2.150%)	2.337%	10/25/30	320,000	327,431	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2018-C06 1M2 (1 mo. USD LIBOR + 2.000%)	2.187%	3/25/31	391,109	393,549	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2021-R01 1M2 (30 Day Average SOFR + 1.550%)	1.599%	10/25/41	1,530,000	1,504,451	(a)(b)
Federal National Mortgage Association (FNMA) REMIC, 1997-20 F	0.608%	3/25/27	8,314	8,311	(b)
Federal National Mortgage Association (FNMA), Grantor Trust, 2000-T6 A3	4.238%	11/25/40	102,824	103,396	(b)
Federal National Mortgage Association (FNMA), Grantor Trust, 2002-T19 A4	3.996%	3/25/42	735,340	787,899	(b)
Federal National Mortgage Association (FNMA), Grantor Trust, 2004-T3 2A	3.329%	8/25/43	476,675	489,137	(b)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W6 6A	3.115%	8/25/42	400,702	411,153	(b)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W8 3F1 (1 mo. USD LIBOR + 0.400%)	0.587%	5/25/42	68,040	68,028	(b)
GCAT Trust, 2020-NQM1 A3, Step bond	2.554%	1/25/60	1,580,255	1,581,016	(a)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	0.601%	2/20/61	99,661	99,840	(b)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2022 Quarterly Report	23

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. USD LIBOR + 0.400%)	0.501%	3/20/63	$316,787	$316,763	(b)
Government National Mortgage Association (GNMA), 2016-H07 FK (1 mo. USD LIBOR + 1.000%)	1.101%	3/20/66	2,008,439	2,040,583	(b)
Government National Mortgage Association (GNMA), 2017-H15 FN (1 mo. USD LIBOR + 0.500%)	0.601%	7/20/67	649,930	650,546	(b)
Government National Mortgage Association (GNMA), 2021-H03 FA (30 Day Average SOFR + 0.380%)	0.428%	4/20/70	3,613,158	3,609,299	(b)
Government National Mortgage Association (GNMA), 2021-H16 FG (30 Day Average SOFR + 0.300%)	0.348%	9/20/71	4,091,883	4,073,984	(b)
GS Mortgage Securities Corp. II, 2000-1A A (1 mo. USD LIBOR + 0.350%)	0.521%	3/20/23	99,683	99,700	(a)(b)
GS Mortgage Securities Corp. Trust, 2021-IP A (1 mo. USD LIBOR + 0.950%)	1.141%	10/15/36	1,110,000	1,099,573	(a)(b)
HarborView Mortgage Loan Trust, 2005-9 2A1B (1 mo. USD LIBOR + 0.740%)	0.911%	6/20/35	275,185	274,305	(b)
HarborView Mortgage Loan Trust, 2005-9 2A1C (1 mo. USD LIBOR + 0.900%)	1.071%	6/20/35	226,158	223,970	(b)
Impac CMB Trust, 2005-7 A1 (1 mo. USD LIBOR + 0.520%)	0.707%	11/25/35	221,063	209,658	(b)
IMT Trust, 2017-APTS AFL (1 mo. USD LIBOR + 0.700%)	0.891%	6/15/34	352,056	350,800	(a)(b)
JPMorgan Mortgage Trust, 2019-LTV3 B2	4.486%	3/25/50	316,920	315,628	(a)(b)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	52,770	52,842	(a)(b)
Legacy Mortgage Asset Trust, 2020-RPL1 A1	3.000%	9/25/59	1,239,734	1,248,897	(a)(b)
Legacy Mortgage Asset Trust, 2021-GS2 A1, Step bond (1.750% to 4/25/24, 4.750% to 4/25/25 then 5.750%)	1.750%	4/25/61	765,423	748,683	(a)
Legacy Mortgage Asset Trust, 2021-GS5 A1, Step Bond	2.250%	7/25/67	1,625,117	1,587,048	(a)
Mill City Mortgage Loan Trust, 2019-1 A1	3.250%	10/25/69	775,322	788,643	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	517,441	530,419
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. USD LIBOR + 0.850%)	1.041%	11/15/34	187,606	186,256	(a)(b)

See Notes to Schedule of Investments.

24	Western Asset Ultra-Short Income Fund 2022 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Morgan Stanley Capital I Inc., 2021-ILP A (1 mo. USD LIBOR + 0.778%)	0.970%	11/15/23	$2,103,046	$2,076,235	(a)(b)
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	1,520,000	1,509,071	(a)
New Residential Mortgage Loan Trust, 2015-1A A3	3.750%	5/28/52	181,005	184,322	(a)(b)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	122,138	126,510	(a)(b)
New Residential Mortgage Loan Trust, 2017-3A A1	4.000%	4/25/57	376,764	388,822	(a)(b)
New Residential Mortgage Loan Trust, 2019-6A A1B	3.500%	9/25/59	888,075	901,875	(a)(b)
New Residential Mortgage Loan Trust, 2019- RPL3 A1	2.750%	7/25/59	877,135	879,125	(a)(b)
New Residential Mortgage Loan Trust, 2021- NQM3 A1	1.156%	11/27/56	1,148,849	1,121,867	(a)(b)
New York Mortgage Trust, 2005-2 A (1 mo. USD LIBOR + 0.660%)	0.517%	8/25/35	116,879	115,125	(b)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2003-A1 M	6.646%	5/25/33	310,952	215,746	(b)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2007-1 1A4, Step bond	6.138%	3/25/47	278,205	284,648
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	1,511,666	1,496,281	(a)(b)
OBX Trust, 2021-NQM2 A1	1.101%	5/25/61	917,021	883,382	(a)(b)
OBX Trust, 2021-NQM2 A3	1.563%	5/25/61	925,065	891,234	(a)(b)
OBX Trust, 2021-NQM3 A1	1.054%	7/25/61	1,142,196	1,105,679	(a)(b)
Onslow Bay Mortgage Loan Trust, 2021-NQM4 A1	1.957%	10/25/61	1,035,677	1,006,516	(a)(b)
OPG Trust, 2021-PORT A (1 mo. USD LIBOR + 0.484%)	0.675%	10/15/36	1,480,000	1,424,208	(a)(b)
PFP Ltd., 2021-8 A (1 mo. USD LIBOR + 1.000%)	1.126%	8/9/37	1,440,000	1,432,257	(a)(b)
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. USD LIBOR + 2.750%)	2.858%	5/27/23	212,289	211,208	(a)(b)
PMT Credit Risk Transfer Trust, 2019-3R A (1 mo. USD LIBOR + 2.700%)	2.808%	10/27/22	217,146	217,055	(a)(b)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	281,582	267,333	(a)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	1,378,384	1,328,879	(a)(b)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	7,037	3,910
Ready Capital Mortgage Financing LLC, 2021- FL6 A (1 mo. USD LIBOR + 0.950%)	1.058%	7/25/36	1,290,000	1,273,591	(a)(b)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2022 Quarterly Report	25

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Residential Asset Securitization Trust, 2003- A11 A2, PAC (1 mo. USD LIBOR + 0.450%)	0.637%	11/25/33	$46,285	$45,961	(b)
Sequoia Mortgage Trust, 9 2A	1.698%	9/20/32	65,720	66,244	(b)
SFO Commercial Mortgage Trust, 2021-555 A (1 mo. USD LIBOR + 1.150%)	1.341%	5/15/38	920,000	913,201	(a)(b)
SMRT, 2022-MINI A (1 mo. Term SOFR + 1.000%)	1.100%	1/15/24	1,560,000	1,536,547	(a)(b)
SREIT Trust, 2021-MFP A (1 mo. USD LIBOR + 0.731%)	0.922%	11/15/38	2,110,000	2,070,459	(a)(b)
SREIT Trust, 2021-MFP2 A (1 mo. USD LIBOR + 0.822%)	1.013%	11/15/36	1,880,000	1,846,100	(a)(b)
Structured ARM Loan Trust, 2004-2 1A1	2.874%	3/25/34	89,086	89,174	(b)
Structured Asset Securities Corp., 2005-RF3 2A	3.408%	6/25/35	429,995	407,566	(a)(b)
Tharaldson Hotel Portfolio Trust, 2018-THL A (1 mo. USD LIBOR + 1.050%)	1.162%	11/11/34	291,629	288,974	(a)(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-4 CB9 (1 mo. USD LIBOR + 0.400%)	0.587%	6/25/35	295,802	253,264	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR6 2A1A (1 mo. USD LIBOR + 0.460%)	0.647%	4/25/45	878,014	869,350	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2A1A (1 mo. USD LIBOR + 0.580%)	0.767%	7/25/45	1,167,968	1,152,972	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2AB3 (1 mo. USD LIBOR + 0.720%)	0.907%	7/25/45	374,340	371,105	(b)
Wells Fargo Commercial Mortgage Trust, 2015- NXS3 ASB	3.371%	9/15/57	130,656	133,076
ZH Trust, 2021-2 A	2.349%	10/17/27	1,460,000	1,456,003	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $114,942,763)				113,477,143

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 8.6%
U.S. Government Obligations - 8.6%
U.S. Treasury Notes	0.125%	7/31/22	6,660,000	6,646,611
U.S. Treasury Notes	0.125%	5/31/23	13,670,000	13,484,707
U.S. Treasury Notes	0.250%	6/15/24	16,560,000	16,080,019
U.S. Treasury Notes	0.375%	9/15/24	6,960,000	6,749,841
U.S. Treasury Notes	0.250%	5/31/25	2,480,000	2,368,206
U.S. Treasury Notes	0.250%	6/30/25	500,000	476,699
U.S. Treasury Notes	0.250%	7/31/25	1,955,000	1,861,908
U.S. Treasury Notes	0.375%	12/31/25	1,700,000	1,615,664

See Notes to Schedule of Investments.

26	Western Asset Ultra-Short Income Fund 2022 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Notes	0.375%	1/31/26	$3,380,000	$3,206,775
U.S. Treasury Notes	0.500%	2/28/26	5,770,000	5,495,249
U.S. Treasury Notes	0.375%	9/30/27	4,870,000	4,508,174
U.S. Treasury Notes	1.250%	6/30/28	5,630,000	5,439,108

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $69,831,702)				67,932,961

MORTGAGE-BACKED SECURITIES - 2.6%
FHLMC - 2.0%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33	48,848	51,006
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	6/1/35	2,564,021	2,646,752
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.629%)	3.280%	1/1/49	5,885,620	6,058,479	(b)
Federal Home Loan Mortgage Corp. (FHLMC) (30 Day Average SOFR + 2.181%)	1.781%	8/1/51	6,620,296	6,588,368	(b)

Total FHLMC				15,344,605

FNMA - 0.6%
Federal National Mortgage Association (FNMA)	2.500%	3/1/38	130,484	131,424
Federal National Mortgage Association (FNMA)	3.000%	4/1/38-3/1/40	3,779,307	3,873,992
Federal National Mortgage Association (FNMA)	4.500%	1/1/59	350,100	382,340
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	2.448%	9/1/37	277,650	293,958	(b)

Total FNMA				4,681,714

GNMA - 0.0%††
Government National Mortgage Association (GNMA) II	3.500%	9/20/48	32,153	33,525
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	177,462	177,186

Total GNMA				210,711

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $20,686,197)				20,237,030

SENIOR LOANS - 2.0%
COMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.0%††
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	1.855%	3/1/27	41,559	40,642	(b)(f)(g)

Entertainment - 0.1%
Go Daddy Operating Co. LLC, Term Loan B4	—	8/10/27	550,000	542,567	(h)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2022 Quarterly Report	27

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - 0.5%
Applovin Corp., Initial Term Loan	—	8/15/25	$550,000	$547,209	(h)
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	1.860%	4/30/25	771,468	769,481	(b)(f)(g)
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.860%	2/1/27	500,000	493,230	(b)(f)(g)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.500%)	2.606%	9/18/26	835,000	831,752	(b)(f)(g)
Numericable U.S. LLC, USD Term Loan B12 (1 mo. USD LIBOR + 3.688%)	3.927%	1/31/26	37,478	36,986	(b)(f)(g)
Univision Communications Inc., 2021 Replacement Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	3/15/26	575,725	572,406	(b)(f)(g)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.691%	1/31/28	590,000	581,298	(b)(f)(g)

Total Media				3,832,362

TOTAL COMMUNICATION SERVICES				4,415,571

CONSUMER DISCRETIONARY - 0.6%
Auto Components - 0.1%
Clarios Global LP, First Lien Amendment No. 1 Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	3.355%	4/30/26	550,000	545,303	(b)(f)(g)

Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1	3.500%	9/23/26	869,823	861,612	(b)(f)(g)(h)

Hotels, Restaurants & Leisure - 0.2%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.855%	11/19/26	79,414	78,055	(b)(f)(g)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	2.855%	12/23/24	767,724	761,006	(b)(f)(g)
Four Seasons Hotels Ltd., Restated Term Loan	—	11/30/23	500,000	497,275	(h)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.937%	6/22/26	85,086	83,951	(b)(f)(g)
Scientific Games International Inc., Initial Term Loan B5	—	8/14/24	250,000	248,658	(h)

Total Hotels, Restaurants & Leisure				1,668,945

See Notes to Schedule of Investments.

28	Western Asset Ultra-Short Income Fund 2022 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Specialty Retail - 0.2%
Great Outdoors Group LLC, Term Loan B2 (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	3/6/28	$496,250	$494,513	(b)(f)(g)
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	10/19/27	494,987	487,758	(b)(f)(g)
Michaels Cos. Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 4.250%)	5.000%	4/15/28	397,751	371,179	(b)(f)(g)
Rent-A-Center Inc., Term Loan B2 (the greater of 1 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	2/17/28	550,000	541,750	(b)(f)(g)

Total Specialty Retail				1,895,200

TOTAL CONSUMER DISCRETIONARY				4,971,060

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Pilot Travel Centers LLC, Initial Term Loan B	—	8/4/28	550,000	542,267	(h)

FINANCIALS - 0.3%
Diversified Financial Services - 0.2%
Hudson River Trading LLC, Term Loan	—	3/20/28	550,000	541,291	(h)
Setanta Aircraft Leasing DAC, Term Loan	—	11/5/28	550,000	547,508	(h)
VFH Parent LLC, Initial Term Loan (the greater of SOFR or 0.500% + 3.000%)	3.500%	1/13/29	550,000	546,477	(b)(f)(g)

Total Diversified Financial Services				1,635,276

Insurance - 0.1%
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.105%	11/3/24	48,615	48,043	(b)(f)(g)
Asurion LLC, New Term Loan B9	—	7/31/27	550,000	541,065	(h)

Total Insurance				589,108

TOTAL FINANCIALS				2,224,384

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%††
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (1 mo. USD LIBOR + 2.000%)	2.105%	11/15/27	468,636	458,916	(b)(f)(g)

Pharmaceuticals - 0.1%
Jazz Financing Lux Sarl, Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	5/5/28	497,500	496,381	(b)(f)(g)

TOTAL HEALTH CARE				955,297

INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.0%††
APi Group DE Inc., Initial Term Loan	—	10/1/26	500,000	495,625	(h)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2022 Quarterly Report	29

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Road & Rail - 0.2%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	2.224%	12/30/26	$831,212	$820,963	(b)(f)(g)
XPO Logistics Inc., Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	1.858%	2/24/25	500,000	493,628	(b)(f)(g)

Total Road & Rail				1,314,591

TOTAL INDUSTRIALS				1,810,216

INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.105%	10/16/26	496,212	494,832	(b)(f)(g)

MATERIALS - 0.0%††
Containers & Packaging - 0.0%††
Berry Global Inc., Term Loan Z (3 mo. USD LIBOR + 1.750%)	1.854%	7/1/26	23,742	23,370	(b)(f)(g)
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	1.855%	2/4/27	8,464	8,357	(b)(f)(g)

TOTAL MATERIALS				31,727

TOTAL SENIOR LOANS (Cost - $15,591,336)				15,445,354

SOVEREIGN BONDS - 0.6%
Kuwait - 0.2%
Kuwait International Government Bond, Senior Notes	2.750%	3/20/22	1,300,000	1,301,937	(c)

Qatar - 0.2%
Qatar Government International Bond, Senior Notes	3.250%	6/2/26	1,500,000	1,556,561	(c)

United Arab Emirates - 0.2%
Abu Dhabi Government International Bond, Senior Notes	0.750%	9/2/23	1,910,000	1,885,508	(a)

TOTAL SOVEREIGN BONDS (Cost - $4,818,590)				4,744,006

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $743,819,673)				728,243,456

SHORT-TERM INVESTMENTS - 7.1%
COMMERCIAL PAPER - 4.7%
Banco Santander SA	0.697%	7/6/22	12,300,000	12,270,087	(i)(j)
BNZ International Fund	0.148%	4/1/22	12,500,000	12,498,378	(i)(j)
Societe Generale	0.630%	7/6/22	12,275,000	12,247,984	(i)(j)

TOTAL COMMERCIAL PAPER (Cost - $37,057,072)				37,016,449

See Notes to Schedule of Investments.

30	Western Asset Ultra-Short Income Fund 2022 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2022

SECURITY	RATE	SHARES	VALUE
MONEY MARKET FUNDS - 2.4%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $18,747,391)	0.010%	18,747,391	$18,747,391	(k)

TOTAL SHORT-TERM INVESTMENTS (Cost - $55,804,463)			55,763,840

TOTAL INVESTMENTS - 99.7% (Cost - $799,624,136)			784,007,296
Other Assets in Excess of Liabilities - 0.3%			2,110,600

TOTAL NET ASSETS - 100.0%			$786,117,896

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)	All or a portion of this loan is unfunded as of February 28, 2022. The interest rate for fully unfunded term loans is to be determined.

(i)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(j)	Rate shown represents yield-to-maturity.

(k)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2022, the total market value of investments in Affiliated Companies was $18,747,391 and the cost was $18,747,391 (Note 2).

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2022 Quarterly Report	31

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

Abbreviation(s) used in this schedule:

ARM	— Adjustable Rate Mortgage
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 5-Year Notes Futures, Call	3/25/22	$118.25	80	$80,000	$(48,125)
U.S. Treasury 5-Year Notes Futures, Call	3/25/22	118.50	41	41,000	(19,860)
U.S. Treasury 5-Year Notes Futures, Put	3/25/22	118.00	80	80,000	(36,250)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $75,238)					$(104,235)

At February 28, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	340	12/22	$84,020,947	$83,533,750	$(487,197)
90-Day Eurodollar	534	12/23	131,572,590	130,636,425	(936,165)
U.S. Treasury 10-Year Notes	19	6/22	2,398,041	2,421,313	23,272

					(1,400,090)

Contracts to Sell:
90-Day Eurodollar	79	6/22	19,516,366	19,536,700	(20,334)
U.S. Treasury 2-Year Notes	685	6/22	147,008,573	147,430,195	(421,622)
U.S. Treasury 5-Year Notes	1,531	6/22	180,461,575	181,088,594	(627,019)
U.S. Treasury Long-Term Bonds	35	6/22	5,423,121	5,484,063	(60,942)
U.S. Treasury Ultra Long-Term Bonds	5	6/22	934,793	929,688	5,105

					(1,124,812)

Net unrealized depreciation on open futures contracts					$(2,524,902)

See Notes to Schedule of Investments.

32	Western Asset Ultra-Short Income Fund 2022 Quarterly Report

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

At February 28, 2022, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$562,180,000	5/4/22	0.360%*	CPURNSA*	$(4,863)	$(29,526)
	10,580,000	11/18/23	3.970%*	CPURNSA*	(39,005)	204,317
	47,152,000	6/4/24	3-Month LIBOR quarterly	0.820% semi-annually	—	(601,941)
	10,580,000	11/18/26	CPURNSA*	3.370%*	106,514	(200,113)
	12,020,000	11/20/26	1.520% annually	Daily SOFR Compound annually	(20,591)	91,228
	11,446,000	8/15/28	1.130% annually	Daily SOFR Compound annually	70,145	261,568
	709,000	8/15/28	1.220% annually	Daily SOFR Compound annually	(1,042)	17,638

Total	$654,667,000				$111,158	$(256,829)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.IG.37
Index	$8,730,000	12/20/26	1.000% quarterly	$128,043	$169,180	$(41,137)

See Notes to Schedule of Investments.

Western Asset Ultra-Short Income Fund 2022 Quarterly Report	33

WESTERN ASSET ULTRA-SHORT INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2022

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	One time payment made at termination date.

Abbreviation(s) used in this table:

CPURNSA	— U.S. CPI Urban Consumers NSA Index
LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

34	Western Asset Ultra-Short Income Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Ultra-Short Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

35

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

36

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (Level 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$354,211,314	—	$354,211,314
Asset-Backed Securities	—	152,195,648	—	152,195,648
Collateralized Mortgage Obligations	—	113,477,143	—	113,477,143
U.S. Government & Agency Obligations	—	67,932,961	—	67,932,961
Mortgage-Backed Securities	—	20,237,030	—	20,237,030
Senior Loans	—	15,445,354	—	15,445,354
Sovereign Bonds	—	4,744,006	—	4,744,006

Total Long-Term Investments	—	728,243,456	—	728,243,456

Short-Term Investments†:
Commercial Paper	—	37,016,449	—	37,016,449
Money Market Funds	$18,747,391	—	—	18,747,391

Total Short-Term Investments	18,747,391	37,016,449	—	55,763,840

Total Investments	$18,747,391	$765,259,905	—	$784,007,296

Other Financial Instruments:
Futures Contracts††	$28,377	—	—	$28,377
Centrally Cleared Interest Rate Swaps††	—	$574,751	—	574,751

Total Other Financial Instruments	$28,377	$574,751	—	$603,128

Total	$18,775,768	$765,834,656	—	$784,610,424

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$104,235	—	—	$104,235
Futures Contracts††	2,553,279	—	—	2,553,279
Centrally Cleared Interest Rate Swaps††	—	$831,580	—	831,580
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	41,137	—	41,137

Total	$2,657,514	$872,717	—	$3,530,231

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

37

Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 28, 2022. The following transactions were effected in such company for the period ended February 28, 2022.

	Affiliate
	Value at
	May 31,	Purchased		Sold
	2021	Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$130,863,719	$394,753,394	394,753,394	$506,869,722	506,869,722

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2022
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$6,009	—	$18,747,391

38